Offerings - Offering: 1	Nov. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	57.50
Maximum Aggregate Offering Price	$ 1,150,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 158,815.00
Offering Note	(a) The proposed maximum aggregate offering price has been calculated based on 20,000,000 shares multiplied by $57.50 per share, the public offering price. (b) The registrant previously paid filing fees of $1,244,294.37 with respect to the securities registered pursuant to the Registration Statement on Form S-3 filed by the registrant on June 5, 2023 (Registration No. 333-272422), which is being applied to the registrant's total registration fee for this offering.